Financial Risk Management, Objectives and Policies - Contractual Maturities of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Contractual Maturities of Financial Liabilities
Total Interest bearing loans	$ 857,439	$ 801,926
Total Interest rate swaps	550	3,111
Total interest bearing loans and interest rate swaps	857,989	805,037
1 year
Contractual Maturities of Financial Liabilities
Interest bearing loans	91,232	84,866
Interest rate swaps	550	2,308
Total	91,782	87,174
2 to 5 years
Contractual Maturities of Financial Liabilities
Interest bearing loans	636,059	671,939
Interest rate swaps	0	803
Total	636,059	672,742
More than 5 years
Contractual Maturities of Financial Liabilities
Interest bearing loans	130,148	45,121
Interest rate swaps	0	0
Total	$ 130,148	$ 45,121